Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CASH AND CASH EQUIVALENTS
Cash and due from banks	$ 11,482,114	$ 11,444,096
Interest-bearing deposits in other banks	11,440,251	20,910,484
Total cash and cash equivalents	22,922,365	32,354,580
SECURITIES, available-for-sale	182,929,038	206,461,063
RESTRICTED BANK STOCK, at cost	4,829,540	4,829,540
CERTIFICATES OF DEPOSIT, at cost	1,992,000	2,490,000
LOANS HELD FOR SALE	346,900	229,425
LOANS & LEASES	354,250,015	360,937,164
Less allowance for loan and lease losses	3,834,466	3,839,508
Net loans & leases	350,415,549	357,097,656
PREMISES AND EQUIPMENT, net	12,048,680	12,385,556
GOODWILL	10,072,399	10,072,399
CORE DEPOSIT INTANGIBLE ASSETS, net	903,220	1,040,547
CASH SURRENDER VALUE OF LIFE INSURANCE	16,833,950	16,406,846
OTHER REAL ESTATE OWNED	173,047	535,999
OTHER ASSETS, including accrued interest receivable	5,198,421	6,296,050
Total Assets	608,665,109	650,199,661
Deposits:
Non-interest bearing	93,476,408	92,499,725
Interest-bearing	424,942,934	472,945,234
Total deposits	518,419,342	$ 565,444,959
Other borrowings, Carrying amount	2,118,000
Junior subordinated deferrable interest debentures, Carrying amount	12,772,401	$ 12,738,549
Other liabilities	3,794,189	4,243,876
Total liabilities	537,103,932	582,427,384
SHAREHOLDERS' EQUITY
Common stock, stated value $1.00, authorized 10,000,000 shares; issued 3,760,557 shares	3,760,557	3,760,557
Surplus	14,669,087	14,665,845
Retained earnings	58,641,837	53,925,768
Accumulated other comprehensive income	1,397,130	1,412,115
Treasury stock, at cost, 451,218 shares in 2015 and 392,822 shares in 2014	(6,907,434)	(5,992,008)
Total shareholders' equity	71,561,177	67,772,277
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 608,665,109	$ 650,199,661